As filed with the Securities and Exchange Commission on October 9, 2007

No. 333-102228
No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 141	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 143	☒
(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485.

☐            on [date] pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☒           75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

The information in this Prospectus is not complete and may be changed.  The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated October 9, 2007

xchange traded funds™

PowerShares Exchange-Traded Fund Trust

PowerShares NASDAQ-100 BuyWrite Portfolio –

PowerShares DJIA BuyWrite Portfolio –

PowerShares S&P 500 BuyWrite Portfolio –

PowerShares Exchange-Traded Fund Trust (the “Trust”) is a registered investment company consisting of 73 separate exchange-traded index funds.  Additional funds may be offered in the future.  This Prospectus relates to two funds of the Trust, the PowerShares NASDAQ-100 BuyWrite Portfolio, PowerShares S&P 500 BuyWrite Portfolio and PowerShares DJIA BuyWrite Portfolio (each a “Fund” and, together, the “Funds”).

The Funds anticipate that their shares (the “Shares”) will be listed on the            Stock Exchange.  Market prices for Shares may be different from their net asset value (“NAV”).  Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares (“Creation Units”).  Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Each representation to the contrary is a criminal offense.

Prospectus Dated          , 2007

NOT FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) INSURED.  MAY LOSE VALUE.  NO BANK GUARANTEE.

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INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of seventy-three separate exchange-traded “index funds.” The investment objective of each of the Funds of the Trust is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index.  This Prospectus relates to the Funds listed on the cover page.  PowerShares Capital Management LLC (the “Adviser”) is the investment adviser for the funds.

The Funds anticipate that the Shares will be listed on the           Stock Exchange (“      “) at market prices that may differ to some degree from the NAV of the Shares.  Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a “Creation Unit.”  Creation Units are issued and redeemed principally in-kind for securities included in the relevant index.  Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index.  The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs.  The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed, principally in-kind, in Creation Units at each day’s next calculated NAV.  These arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions.  In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions.  These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

POWERSHARES NASDAQ-100 BUYWRITE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the CBOE NASDAQ-100 BuyWrite Index™ (the “CBOE NASDAQ-100 Index” or “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of the 100 companies included in the NASDAQ-100® Index (the “NASDAQ-100 Index”) and will write (sell) covered call options thereon.  The Adviser will seek to match the performance of the CBOE NASDAQ-100 Index.  The CBOE NASDAQ-100 Index is an index that measures potential returns of a theoretical portfolio of the NASDAQ-100 Index stocks that also systematically sells NASDAQ-100 Index call options against the portfolio through a “buy-write” strategy.  A “buy-write,” also called a covered call, generally is considered to be an investment strategy in which an investor buys a stock or basket of stocks, and also sells call options that correspond to the stock or basket of stocks.  Stocks and options included in the CBOE NASDAQ-100 Index are selected by the Chicago Board of Options Exchanges (the “CBOE” or the “Index Provider”).  As of , 2007, the CBOE NASDAQ-100 Index included 100  companies with a market capitalization range of between $    billion and $    billion.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The CBOE NASDAQ-100 Index is calculated in real-time by CBOE every fifteen seconds during each trading day and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the CBOE NASDAQ-100 Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the CBOE NASDAQ-100 Index; a figure of 1.00 would represent perfect correlation. The Fund will generally invest in all of the securities included in the NASDAQ-100 Index in proportion to their weightings in the NASDAQ-100.  In addition, each calendar month, the Fund will write (sell) one month call options on the NASDAQ-100 Index (the “Written Options”).  The Written Options written in any month will have a strike price equal to the then prevailing level of the NASDAQ-100 or the next highest available strike price and will expire in the next calendar month.  The Written Options will be traded on a national securities exchange.  They will provide a specific date on which the holder may exercise its rights under the options and are commonly referred to as “European style options”.  The expired option, if exercised, is settled in cash.

Index Methodology

The CBOE NASDAQ-100 BuyWrite Index measures the total rate of return of a NASDAQ-100 covered call strategy. This strategy consists of holding a portfolio indexed to the NASDAQ-100 and selling a succession of one-month at-the-money NASDAQ-100  call options.

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The CBOE NASDAQ-100 Buy Write Index assumes that these call options are written on the third Friday of each month and expire in the next calendar month after they are written.  These options are exchange traded and the strike price specified in each option will be equal to the then prevailing level of the NASDAQ-100 (if such options are available), or if not available, the next highest available strike price, based on the current terms for comparable exchange-traded options.  The CBOE NASDAQ-100 Index assumes that the call options are held until their expiration, and to the extent the prevailing price of the NASDAQ-100 exceeds the strike price, such options are cash settled, at which time a new one month call option is written.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Writing Call Options Risk.  By writing an Option, the Fund receives a premium from the purchaser of the option. In exchange, the Fund is obligated to provide the purchaser with the right to receive a cash payment from the Fund equal to any appreciation in the value of the stock over the exercise price of the option or to receive the number of shares specified in the option upon payment of the exercise price of the option. Although the Fund will receive a premium from the purchaser by writing an option, the Fund will give up any potential increase in the value of the underlying stock on which the option was written above the exercise price of the option through the expiration date of the option. The Fund will not be required to make a cash payment on (or physically settle) an option on its expiration date if the prevailing market value of the Dow Stock underlying the option is less than or equal to the exercise price of the option on that date.

A principal part of the Fund’s investment strategy involves writing (selling) covered call options on the stocks of the Nasdaq-100. This part of the Fund’s strategy subjects the Fund to certain additional risks. The Fund, by writing covered call options on the Nasdaq-100, will give up the opportunity to benefit from potential increases in the value of the Nasdaq-100 stocks above the exercise prices of the options, but will continue to bear the risk of declines in the value of the Nasdaq-100. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the Nasdaq-100 over time.

The Fund generally will write (sell) options that are listed on major exchanges, such as the Chicago Board Options Exchange, Inc. Exchanges may suspend trading of options in volatile markets. If trading is suspended, the Fund may be unable to write (sell) options at times that may be desirable or advantageous for the Fund to do so. Trading suspensions may limit the Fund’s ability to achieve its investment objectives. The Fund may be required to sell investments from its portfolio to make cash settlement on (or transfer ownership of a Nasdaq-100 stock to physically settle) any options that are exercised. Such sales (or transfers) may occur at inopportune times, and the Fund may incur transaction costs that increase its expenses.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the CBOE NASDAQ-100 Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the CBOE NASDAQ-100 Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the CBOE NASDAQ-100 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the CBOE NASDAQ-100 Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the CBOE NASDAQ-100 Index, as would be the case if it purchased all of the stocks in the CBOE NASDAQ-100 Index with the same weightings as the CBOE NASDAQ-100 Index.

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Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the CBOE NASDAQ-100 Index.

Covered Call Option Risk

In return for a premium, the Fund gives the right to the purchaser of the option written by the Fund to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The Fund writes call options in order to realize, through the receipt of premiums, a greater return than would be realized on the securities alone and, in addition, covered call options partially hedge against a decline in the price of the underlying security to the extent of the premium received by the Fund.  When the Fund writes covered call options, it gives up the opportunity during the term of the option to profit from any price increase in the underlying security above the option exercise price. Therefore, the Fund, by writing covered call options, will give up the opportunity to benefit from potential increases in the value of the underlying stocks above the exercise prices of the options, but will continue to bear the risk of declines in the value of the underlying stocks. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction, through the purchase of an offsetting identical option prior to the expiration of the written option.

Large Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations              , 2007 and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

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Shareholder Transaction Expenses (fees paid directly from your investments)	None	*
Standard Creation/Redemption Transaction Fee		+
Maximum Creation/Redemption Transaction Fee(2)		+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)		%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2008.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation (the “NSCC”) or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

+ Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $   per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard

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Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $         and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $      if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

*  See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

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POWERSHARES DJIA BUYWRITE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the CBOE DJIA BuyWrite Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of the 30 companies included in the Dow Jones Industrial Average (the “DJIA”) and will write (sell) covered call options thereon.  The Adviser will seek to match the performance of the CBOE DJIA BuyWrite Index.  The CBOE DJIA BuyWrite Index, is an index that measures potential returns of a theoretical portfolio of the DJIA Index stocks that also systematically sells DJIA Index call options against the portfolio through a “buy-write” strategy.  A “buy-write,” also called a covered call, generally is considered to be an investment strategy in which an investor buys a stock or basket of stocks, and also sells call options that correspond to the stock or basket of stocks.  Stocks and options included in the CBOE DJIA BuyWrite Index are selected by the Chicago Board of Options Exchanges (the “CBOE” or the “Index Provider”).  As of       , 2007, the CBOE DJIA BuyWrite Index included 30 companies with a market capitalization range of between $    billion and $    billion.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The CBOE DJIA BuyWrite Index is calculated in real-time by CBOE every fifteen seconds during each trading day and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the CBOE DJIA BuyWrite Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the CBOE DJIA BuyWrite Index; a figure of 1.00 would represent perfect correlation. The Fund will generally invest in all of the securities included in the DJIA Index in proportion to their weightings in the DJIA.  In addition, each calendar month, the Fund will write (sell) one month call options on the DJIA (the “Written Options”).  The Written Options written in any month will have a strike price equal to the then prevailing level of the DJIA or the next highest available strike price and will expire in the next calendar month.  The Written Options will be traded on a national securities exchange.  They will provide a specific date on which the holder may exercise its rights under the options and are commonly referred to as “European style options”.  The expired option, if exercised, is settled in cash.

Index Methodology

The CBOE DJIA BuyWrite Index measures the total rate of return of a hypothetical “covered call” strategy applied to the DJIA. This strategy, consists of a hypothetical portfolio consisting of a “long” position indexed to the DJIA on which are deemed sold a succession of one-month, at-the-money call options on the DJIA listed on the CBOE under the ticker symbol “DJX”. We refer to this hypothetical portfolio as the “covered DJIA portfolio.” The CBOE DJIA BuyWrite Index provides a benchmark measure of the total return performance of this hypothetical portfolio. Dividends paid on the component

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stocks underlying the DJIA and the dollar value of option premium deemed received from the sold call options are functionally “re-invested” in the covered DJIA portfolio.

The CBOE DJIA Buy Write Index assumes that these call options are written on the third Friday of each month and expire in the next calendar month after they are written.  These options are exchange traded and the strike price specified in each option will be equal to the then prevailing level of the DJIA (if such options are available), or if not available, the next highest available strike price, based on the current terms for comparable exchange-traded options.  The CBOE DJIA Index assumes that the call options are held until their expiration, and to the extent the prevailing price of the DJIA exceeds the strike price, such options are cash settled, at which time a new one month call option is written.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund’s fiscal year-end by comparing the Fund’s average daily total returns, before fees and expenses, to the Underlying Index’s average daily total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between each Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the CBOE DJIA BuyWrite Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the CBOE DJIA BuyWrite Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the CBOE DJIA BuyWrite Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the CBOE DJIA BuyWrite Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the CBOE

8

NASDAQ-100 Index, as would be the case if it purchased all of the stocks in the CBOE DJIA BuyWrite Index with the same weightings as the CBOE DJIA BuyWrite Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the CBOE DJIA BuyWrite Index.

Covered Call Option Risk

In return for a premium, the Fund gives the right to the purchaser of the option written by the Fund to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The Fund writes call options in order to realize, through the receipt of premiums, a greater return than would be realized on the securities alone and, in addition, covered call options partially hedge against a decline in the price of the underlying security to the extent of the premium received by the Fund.  When the Fund writes covered call options, it gives up the opportunity during the term of the option to profit from any price increase in the underlying security above the option exercise price. Therefore, the Fund, by writing covered call options, will give up the opportunity to benefit from potential increases in the value of the underlying stocks above the exercise prices of the options, but will continue to bear the risk of declines in the value of the underlying stocks. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction, through the purchase of an offsetting identical option prior to the expiration of the written option.

Large Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations           , 2007 and therefore does not have a performance history.

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WHAT ARE THE COSTS OF INVESTING?

Shareholder Transaction Expenses (fees paid directly from your investments)	None	*
Standard Creation/Redemption Transaction Fee		+
Maximum Creation/Redemption Transaction Fee(2)		+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)		%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2008.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC  or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

+ Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $    per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units

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involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $    and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $       if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

*  See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

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Powershares S&P 500 Buywrite Portfolio

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the CBOE S&P 500 BuyWrite Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of the 500 companies included in the S&P 500® Index (the “S&P 500 Index”) and will write (sell) covered call options thereon. The Adviser will seek to match the performance of the CBOE S&P 500 BuyWrite Index. The CBOE S&P 500 BuyWrite Index is an index that measures potential returns of a theoretical portfolio of the CBOE S&P 500 BuyWrite Index stocks that also systematically sells S&P 500 Index call options against the portfolio through a “buy-write” strategy. A “buy-write,” also called a covered call, generally is considered to be an investment strategy in which an investor buys a stock or basket of stocks, and also sells call options that correspond to the stock or basket of stocks. Stocks and options included in the CBOE S&P 500 BuyWrite Index are selected by the Chicago Board of Options Exchanges (the “CBOE” or the “Index Provider”). As of , 2007, the CBOE S&P 500 BuyWrite Index included 500 companies with a market capitalization range of between $ billion and $ billion. The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The CBOE S&P 500 BuyWrite Index is calculated in real-time by CBOE every fifteen seconds during each trading day and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the CBOE S&P 500 BuyWrite Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the CBOE S&P 500 BuyWrite Index; a figure of 1.00 would represent perfect correlation. The Fund will generally invest in all of the securities included in the S&P 500 Index in proportion to their weightings in the S&P 500 Index. In addition, each calendar month, the Fund will write (sell) one month call options on the S&P 500 Index (the “Written Options”). The Written Options written in any month will have a strike price equal to the then prevailing level of the S&P 500 Index or the next highest available strike price and will expire in the next calendar month. The Written Options will be traded on a national securities exchange. They will provide a specific date on which the holder may exercise its rights under the options and are commonly referred to as “European style options”. The expired option, if exercised, is settled in cash.

Index Methodology

The CBOE S&P 500 BuyWrite Index measures the total rate of return of an S&P 500 covered call strategy. This strategy consists of holding a portfolio indexed to the S&P 500 and selling a succession of one-month at-the-money S&P 500 call options.

The CBOE S&P 500 BuyWrite Index assumes that these call options are written on the third Friday of each month and expire in the next calendar month after they are written. These options are exchange traded and the strike price specified in each option will be equal to the then prevailing level of the S&P 500 (if such options are available), or if not available, the next highest available strike price, based on the current terms for comparable exchange-traded options. The CBOE S&P 500 BuyWrite Index assumes that the call options are held until their expiration, and to the extent the prevailing price of the S&P 500

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exceeds the strike price, such options are cash settled, at which time a new one month call option is written.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Writing Call Options Risk. By writing an Option, the Fund receives a premium from the purchaser of the option. In exchange, the Fund is obligated to provide the purchaser with the right to receive a cash payment from the Fund equal to any appreciation in the value of the stock over the exercise price of the option or to receive the number of shares specified in the option upon payment of the exercise price of the option. Although the Fund will receive a premium from the purchaser by writing an option, the Fund will give up any potential increase in the value of the underlying stock on which the option was written above the exercise price of the option through the expiration date of the option. The Fund will not be required to make a cash payment on (or physically settle) an option on its expiration date if the prevailing market value of the Dow Stock underlying the option is less than or equal to the exercise price of the option on that date.

A principal part of the Fund’s investment strategy involves writing (selling) covered call options on the stocks of the S&P 500. This part of the Fund’s strategy subjects the Fund to certain additional risks. The Fund, by writing covered call options on the S&P 500, will give up the opportunity to benefit from potential increases in the value of the S&P 500 stocks above the exercise prices of the options, but will continue to bear the risk of declines in the value of the S&P 500. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the S&P 500 over time.

The Fund generally will write (sell) options that are listed on major exchanges, such as the Chicago Board Options Exchange, Inc. Exchanges may suspend trading of options in volatile markets. If trading is suspended, the Fund may be unable to write (sell) options at times that may be desirable or advantageous for the Fund to do so. Trading  suspensions may limit the Fund’s ability to achieve its investment objectives. The Fund may be required to sell investments from its portfolio to make cash settlement on (or transfer ownership of a S&P 500 stock to physically settle) any options that are exercised. Such sales (or transfers) may occur at inopportune times, and the Fund may incur transaction costs that increase its expenses.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the CBOE S&P 500 BuyWrite Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the CBOE S&P 500 BuyWrite Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the CBOE S&P 500 BuyWrite Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the CBOE S&P 500 BuyWrite Index.

In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

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The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the CBOE S&P 500 BuyWrite Index, as would be the case if it purchased all of the stocks in the CBOE S&P 500 BuyWrite Index with the same weightings as the CBOE S&P 500 BuyWrite Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the CBOE S&P 500 BuyWrite Index.

Covered Call Option Risk

In return for a premium, the Fund gives the right to the purchaser of the option written by the Fund to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The Fund writes call options in order to realize, through the receipt of premiums, a greater return than would be realized on the securities alone and, in addition, covered call options partially hedge against a decline in the price of the underlying security to the extent of the premium received by the Fund. When the Fund writes covered call options, it gives up the opportunity during the term of the option to profit from any price increase in the underlying security above the option exercise price. Therefore, the Fund, by writing covered call options, will give up the opportunity to benefit from potential increases in the value of the underlying stocks above the exercise prices of the options, but will continue to bear the risk of declines in the value of the underlying stocks. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction, through the purchase of an offsetting identical option prior to the expiration of the written option.

Large Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations             , 2007 and therefore does not have a performance history.

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WHAT ARE THE COSTS OF INVESTING?

Shareholder Transaction Expenses (fees paid directly from your investments)	None	*
Standard Creation/Redemption Transaction Fee		+
Maximum Creation/Redemption Transaction Fee (2)		+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses (4)		%
Total Annual Fund Operating Expenses		%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2008.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC  or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

* See “Creation Transaction Fees and Redemption Transaction Fees” below.

+ Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $    per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard

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Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $    and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creation Transaction Fees and Redemption Transaction Fees” later in this Prospectus.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

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ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in common stocks and written covered call options thereon that comprise its respective Underlying Index.  Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index) and in swaps, options and futures contracts.  Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index, and in managing cash flows.  The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.  The Adviser anticipates that it may take approximately three business days (i.e., each day the New York Stock Exchange (the “NYSE”) is open) for additions and deletions to each Fund’s Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval.  Fund shareholders will be given 60 days’ prior written notice of any change in the Fund’s investment objective or the Fund’s 80% policy noted above.  Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities.  In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent.  This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Trading Issues

Trading in Shares on the may be halted due to market conditions or for reasons that, in the view of the        , make trading in Shares inadvisable.  In addition, trading in Shares on the        is subject to trading halts caused by extraordinary market volatility pursuant to the        “circuit breaker” rules.  There can be no assurance that the requirements of the        necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the       .  The Adviser cannot predict whether the Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely

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related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Underlying Index trading individually or in the aggregate at any point in time.  However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund).  In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser of the Trust, also known as PowerShares XTF, and the PowerShares Exchange-Traded Fund Trust II, a family of exchange-traded funds, with combined assets under management in excess of $13.2 billion as of September 30, 2007.  PowerShares XTF is currently comprised of seventy-three exchange-traded funds.

On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $499 billion in assets under management as of July 31, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol “IVZ.”

PowerShares Capital Management LLC has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds’ portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the “Portfolio Managers”) and are led by Jason Stoneberg, who reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together may disciplines and leverages PowerShares extensive resources.

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Portfolio Managers

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since inception. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since inception. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006 to June 2007.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since inception. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York Mellon from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since inception. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Funds’ Statement of Additional Information provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Trust.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing service for the Fund.

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement will be available in the annual report to shareholders for the period ending April 30, 2008.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units. See “Creations, Redemptions and Transaction Fees.”

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Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund will be listed for trading on the secondary market on the     .  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per-share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The Funds have applied to list their Shares on the        under the following        symbols:

Fund	Trading Symbol
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares DJIA BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the        may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The        intends to disseminate the approximate value of Shares of each Fund every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares (“market timing”). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust’s shareholders. The Board

20

noted that the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. In addition, the Board considered that because trades directly with the Funds are mainly effected in-kind (i.e., for securities), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that any attempts to market time the Fund by shareholders would not result in negative impact to the Fund or its shareholders.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.  Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.  For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.”  The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the NSCC, immediately prior to the opening of business each day of the       .  The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of The Depository Trust Company (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units.  All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the        (ordinarily 4:00 p.m. New York time) (“Closing Time”) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

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A fixed Creation Transaction Fee of $      is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.  An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.  The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business each day of the, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.  Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes.  Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant.  An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the      (ordinarily 4:00 p.m. New York time) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed Redemption Transaction Fee of $     is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.  An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash.  Each Fund reserves the right to effect redemptions in cash.  A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Ordinarilly, dividends from net investment income, if any, are declared and paid quarterly.  Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•                                          Your Fund makes distributions,

•                                          You sell your Shares listed on the, and

•                                          You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarilly, dividends from net investment income, if any, are declared and paid quarterly.  Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund.  Dividends paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.  Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011.

The Funds expect that the ownership of stocks and sale of call options will generally constitute “straddles” (offsetting positions with respect to personal property) under section 1092 of the Internal Revenue Code.  In general, the Funds do not anticipate that the call options will be structured to be treated as “qualified covered call options” under section 1092 of the Internal Revenue Code.  The straddle rules would usually terminate the Funds’ holding periods for the stocks that become part of a straddle before the long-term capital gains holding period has been reached, which may restrict the Fund’s ability to recognize long-term capital gains from a sale or disposition of the stocks.  The straddle rules may also defer recognition of realized losses and require the capitalization of certain interest expense and carrying charges.  In addition, dividends, if any, on stocks would not qualify for the reduced tax rates applicable to long-term capital gains.  In this regard, the Funds intend to make certain elections consistent with their investment policies that may minimize certain of these adverse consequences.  Although the Funds will be managed in an effort to minimize the extent to which the straddle rules apply, there can be no assurance that the Funds will be successful in this regard.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter.  A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

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Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.  The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  You may also be subject to state and local tax on Fund distributions and sales of Fund Shares.  Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.  For more information, please see the Statement of Additional Information section “Taxes.”

DISTRIBUTOR

AIM Distributors, Inc. serves as the distributor (the “Distributor”) of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

NET ASSET VALUE

The Bank of New York Mellon (“BONY”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open.  NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent.  All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to

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corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

FUND SERVICE PROVIDERS

BONY, 101 Barclay Street, New York, NY 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.  Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

                      , serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDERS

The Chicago Board Options Exchange is the index provider for the PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares DJIA BuyWrite Portfolio.  CBOE is not affiliated with the Trust, the Adviser or the Distributor.  The Adviser has entered into a license agreement with the Index Provider to use the Underlying Indices.  The PowerShares CBOE S&P BuyWrite Portfolio, PowerShares NASDAQ-100 BuyWrite Portfolio and PowerShares DJIA BuyWrite Portfolio are entitled to use their respective Underlying Indices pursuant to a sub-licensing arrangement with the Adviser.

“Dow Jones,” and “ Dow Jones CBOE BuyWrite Index ™,” are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by the Adviser.  The Adviser’s PowerShares DJIA BuyWrite Portfolio based on the Dow Jones CBOE BuyWrite Index™ is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in such product.

“CBOE®” is a registered trademark of Chicago Board Options Exchange, Incorporated (“CBOE”). Nasdaq®, Nasdaq-100®, and Nasdaq-100 Index®, are registered trademarks of The Nasdaq Stock Market, Inc. (“Nasdaq”). Nasdaq has granted PowerShares Capital Management, LLC (“Licensee”) a license to use the CBOE NASDAQ-100 BuyWrite Index for purposes of Licensee’s PowerShares NASDAQ-100 BuyWrite Portfolio.

“S&P,” “S&P 500” and “S&P 500™ Index” , are registered trademarks of Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P). S&P has granted PowerShares Capital Management, LLC (“Licensee”) a license to use the CBOE S&P 500 BuyWrite Index for purposes of Licensee’s PowerShares S&P 500 BuyWrite Portfolio.

DISCLAIMERS

The CBOE NASDAQ-100 BuyWrite Index™, CBOE S&P 500 BuyWrite Index™ and CBOE DJIA BuyWrite Index™ are trademarks of CBOE and have been licensed for use for certain purposes by the Adviser.  Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index
PowerShares NASDAQ-100 BuyWrite Portfolio	CBOE NASDAQ-100 BuyWrite Index™
PowerShares DJIA BuyWrite Portfolio	CBOE DJIA BuyWrite Index™
PowerShares S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index™

None of the Funds is sponsored, endorsed, sold or promoted by the CBOE and CBOE does not make any representation regarding the advisability of investing in Shares of these Funds.

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The CBOE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly.  As the Index Provider, the CBOE’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the CBOE, CBOE NASDAQ-100 BuyWrite Index™, CBOE S&P 500 BuyWrite Index™ and CBOE DJIA BuyWrite Index™.

The Underlying Indices are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares.  The CBOE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices.  The CBOE is not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto.  The CBOE has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.  The CBOE does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the CBOE shall have no liability for any errors, omissions, or interruptions therein.  The CBOE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices or any data included therein.  The CBOE makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, the Funds, the Trust or the Shares.  Without limiting any of the foregoing, in no event shall the CBOE have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.  The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indices or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indices even if notified of the possibility of such damages.

The PowerShares DJIA BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by Dow Jones.  Dow Jones makes no representation or warranty, express or implied, to the owners of the PowerShares DJIA BuyWrite Portfolio or any member of the public regarding the advisability of trading in the Product.  Dow Jones’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the CBOE DJIA Buy-Write Index which is determined, composed and calculated by Dow Jones without regard to the Adviser or the PowerShares DJIA BuyWrite Portfolio, Dow Jones has no obligation to take the needs of the Adviser or the owners of the PowerShares DJIA BuyWrite Portfolio into consideration in determining, composing or calculating the CBOE DJIA Buy-Write Index.  Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the PowerShares DJIA BuyWrite Portfolio to be listed or in the determination or calculation of the equation by which the PowerShares DJIA BuyWrite Portfolio are to be converted into cash.  Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the PowerShares DJIA BuyWrite Portfolio.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE CBOE DJIA BUY-WRITE INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

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DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE POWERSHARES DJIA BUYWRITE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CBOE DJIA BUY-WRITE INDEX OR ANY DATA INCLUDED THEREIN.  DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CBOE DJIA BUY-WRITE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND THE ADVISER.

PowerShares NASDAQ-100 BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by Nasdaq, CBOE or their affiliates (Nasdaq and CBOE, collectively with their affiliates, are referred to as the “Corporations”).   The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product.  The Corporations make no representation or warranty, express or implied to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly, or the ability of the CBOE NASDAQ-100 BuyWrite Index to track general stock market performance.  The Corporations’ only relationship to Licensee is in the granting by Nasdaq of a license to use (a) the CBOE NASDAQ-100 BuyWrite Index as a benchmark or a component of a pricing or settlement mechanism for the Product and (b) certain other intellectual property, including trade names and trademarks or service marks of the Corporations, in connection therewith.  The CBOE NASDAQ-100 BuyWrite Index is determined and composed by CBOE without regard to Licensee or the Product.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product to be issued. The Corporations have no liability in connection with the administration, marketing or trading of the Product.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CBOE NASDAQ-100 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CBOE NASDAQ-100 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CBOE NASDAQ-100 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares S&P 500 BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the PowerShares S&P 500 BuyWrite Portfolio or any member of the public regarding the advisability of trading in the Product. S&P’s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the CBOE S&P 500 BuyWrite Index which is determined, composed and calculated by S&P without regard to the Adviser or the PowerShares S&P 500 BuyWrite Portfolio, S&P has no obligation to take the needs of the Adviser or the owners of the PowerShares S&P 500 BuyWrite Portfolio into consideration in determining, composing or calculating the CBOE S&P 500 BuyWrite Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the PowerShares S&P 500 BuyWrite Portfolio to be listed or in the determination or calculation of the equation by which the PowerShares S&P 500 BuyWrite Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the PowerShares S&P 500 BuyWrite Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE CBOE S&P 500 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE POWERSHARES S&P 500 BUYWRITE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CBOE S&P 500 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CBOE S&P 500 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY  BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P AND THE ADVISER.

OTHER INFORMATION

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

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Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares.  Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the      is satisfied by the fact that the prospectus is available at the       upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds’ Statement of Additional Information (“SAI”).  The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus.  This means that the SAI, for legal purposes, is a part of this Prospectus.  If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call:

AIM Distributors, Inc. at 1-800-337-4246

Monday through Friday

8:00 a.m. to 5:00 p.m. Central Time

Write:    PowerShares Exchange-Traded Fund Trust

c/o AIM Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, Texas 77046-1173

Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.  The Trust’s registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information.  Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS’ SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS.  THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

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Subject to Completion

Preliminary Statement of Additional Information dated October 9, 2007

The information in this Statement of Additional Information is not complete and may be changed.  The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21265

PowerShares Exchange-Traded Fund Trust

Statement of Additional Information

Dated               , 2007

This Statement of Additional Information is not a prospectus.  It should be read in conjunction with the Prospectus dated                , 2007 for the PowerShares NASDAQ-100 BuyWrite Portfolio, PowerShares S&P 500 BuyWrite Portfolio and PowerShares DJIA BuyWrite Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust (the “Trust”), as it may be revised from time to time.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributors, AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 843-2639.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of seventy-three investment portfolios.  This Statement of Additional Information relates to three of the investment portfolios: the PowerShares NASDAQ-100 BuyWrite Portfolio, PowerShares S&P 500 BuyWrite Portfolio and PowerShares DJIA BuyWrite Portfolio (each a “Fund” and, together, the “Funds”).  Both of the Funds are “non-diversified” and, as such, its investments are not required to meet certain diversification requirements under the 1940 Act.  The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The other seventy funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Zacks Small Cap Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Financial Preferred Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Buyback AchieversTM Portfolio and PowerShares DWA Technical Leaders™ Portfolio are offered through nine separate prospectuses.

The Funds are managed by PowerShares Capital Management LLC (the “Adviser”).

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities and options thereon included in the relevant Underlying Indexes (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).  The Funds anticipate that their Shares will be listed on the      Stock Exchange (the “   “).  Fund Shares will trade on the      at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 100,000 Shares.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section.  In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.  In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Correlation is calculated at each Fund’s fiscal year end by comparing the Fund’s average daily total returns, before fees and expenses, to its Underlying Index’s average daily total return over the prior one year period or since inception if the Fund has been in existence for less than one year.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the      necessary to maintain the listing of Shares of each Fund will continue to be met.  The      may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the      , makes further dealings on the inadvisable.  The      will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the        , brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the PowerShares NASDAQ-100 BuyWrite Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “CBOE NASDAQ-100 BuyWrite Index™” (the “Underlying Index”).

The investment objective of the PowerShares DJIA BuyWrite Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “CBOE DJIA BuyWrite Index™” (the “Underlying Index”).

The investment objective of the PowerShares S&P 500 BuyWrite Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the “CBOE S&P 500 BuyWrite Index™” (the “Underlying Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board” or the “Trustees”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (7) below.  Each Fund, as a fundamental policy, may not:

(1)           Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries.  This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)           Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3)           Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)           Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5)           Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)           Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

(1)           Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)           Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)           Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)           Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)           Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund’s fiscal year-end by comparing  the Fund’s average daily total returns, before fees and expenses, to the Underlying Index’s average daily total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between each Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

Loans of Portfolio Securities.  Each Fund may lend its investment securities to approved borrowers.  Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  These loans cannot exceed 33 1/3% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan.  From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements.  Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”).  The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest.  The collateral is marked to market daily.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing.  The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.  Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets.  The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.  Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments.  Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which each Fund may invest include:  (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short-term negotiable obligations of commercial banks.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies.  Each Fund may invest in the securities of other investment companies (including money market funds).  Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Real Estate Investment Trusts (“REITs”).  Each Fund may invest in the securities of REITs to the extent allowed by law, which pool investors’ funds for investments primarily in commercial real estate properties.  Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

Illiquid Securities.  Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities.  Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options.  Each Fund may enter into U.S. futures contracts, options and options on futures contracts.  These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs.  Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange.  Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time.  A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time.  The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised.  Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase.  Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price.  Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices.  Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made.  Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs.  Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund.  The potential for loss related to writing call options on equity securities or indices is unlimited.  The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts.  The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”).  Therefore, it is not subject to the registration and regulatory requirements of the CEA.  There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this Statement of Additional Information.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded).  This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset.  In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset.  Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments.  The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks.  For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the “Principal Risks of Investing in the Funds” and “Additional Risks” sections.  The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares).  Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock.  Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock, which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities.  There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts.  First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index.  In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited.  Each Fund does not plan to use futures and options contracts in this way.  The risk of a futures position may still be large as traditionally measured due to the low margin deposits required.  In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.  Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation.  The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.  Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses.  In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements.  The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make.  Swap agreements are also subject to the risk that the swap counterparty will default on its obligations.  If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction.  However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).  Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the “Investment Advisory Agreement”) is the responsibility of the Board of Trustees. The Trust currently has six Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” or “independent” Trustees (the “Independent Trustees”). The other Trustee (the “Management Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this Statement of Additional Information, the Fund Complex consists of the Trust’s 73 portfolios, one other exchange-traded fund with 14 portfolios advised by the Adviser and 225 other portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees

Ronn R. Bagge (49) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	87	None

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	87	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989-Present)	87	None

Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Financial Officer and Chief Financial Officer, AMCORE Financial, Inc. (August 2007-present); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	87	None

Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	87	None

*This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustee	Other Directorships Held by Management Trustee

H. Bruce Bond (44) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	87	None

*This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Bruce T. Duncan (52) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2006

Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004

General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003

Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999 - 2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

* This is the period for which the Trustee/Officer began serving the Trust.  Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below. Messrs. Kole and Wilson became Trustees on December 14, 2006.

Name of Trustee	Dollar Range of Equity Securities in the PowerShares NASDAQ-100 BuyWrite Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares DJIA BuyWrite Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares S&P 500 BuyWrite Portfolio (As of December 31, 2006)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2006)

Ronn R. Bagge	None	None	None	over $100,000

Marc M. Kole	None	None	None	over $100,000

D. Mark McMillan	None	None	None	None

Philip M. Nussbaum	None	None	None	$10,001-$50,000

Donald H. Wilson	None	None	None	None

H. Bruce Bond	None	None	None	over $100,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

Effective April 1, 2007, the Trust and the PowerShares Exchange-Traded Fund Trust II (“Trust II”) pay each Independent Trustee an annual retainer of $130,000 for their service as Trustee. Each Fund of the Trust and series of Trust II shall pay a pro rata share of one half of the retainer and the other half of the retainer is allocated pro rata between each Fund of the Trust and the series of Trust II based on relative net assets. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Board of Trustees met six times during the fiscal year ended April 30, 2007.

The Board has an Audit Committee, consisting of five Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls. During the fiscal year ended April 30, 2007, the Audit Committee held five meetings.

The Board also has a Nominating and Governance Committee consisting of five Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee as described below under the caption “Shareholder Communications.” During the fiscal year ended April 30, 2007, the Nominating and Governance Committee held four meetings.

The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2007 (none of which was paid by these Funds of the Trust):

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex

Ronn R. Bagge	*	78,750	$78,750

Marc M. Kole*	*	15,500	$15,500

D. Mark McMillan	*	75,000	$75,000

Philip M. Nussbaum	*	78,750	$78,750

Donald H. Wilson*	*	15,500	$15,500

H. Bruce Bond	N/A	N/A	N/A

*  Effective April 1, 2007, each  Independent Trustee receives an annual retainer of $130,000, half of which is allocated pro rata between the Trust and Trust II, and the other half of which is allocated between the Funds and the series of Trust II based on average net assets. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner. Prior to April 1, 2007, the Trust paid each Trustee an annual retainer of $30,000, a per meeting fee of $3,000 for each Board meeting attended and a per meeting fee of $1,000 for each committee meeting attended, and each committee chair received an additional fee of $5,000 per year. The Trust also reimbursed each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings.

** Joined the Board on December 14, 2006.

[The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.]

Shareholder Communications. Shareholders may send communications to the Trust’s Board of Trustees by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser.  The Adviser provides investment tools and portfolios for advisers and investors.  The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches.  Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds.  The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers.  PowerShares uses a team of portfolio managers, investment strategists and other investment specialists (the “Portfolio Managers”). This team approach brings together many disciplines and leverages PowerShares’ extensive resources. John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the company. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. The Portfolio Manager who leads the team of Portfolio Managers in the day-to-day management of the Funds is Mr. Stoneberg.

As of September 30, 2007, in addition to the 70 Funds of the Trust, Mr. Southard manages the 14 portfolios of Trust II with a total of approximately with a total of approximately $13.2 billion in assets, no pooled investment vehicles and no other accounts.

As of September 30, 2007, in addition to 70 Funds of the Trust, Mr. Hubbard manages the 14 portfolios of Trust II with a total of approximately $13.2 billion in assets, no pooled investment vehicles and no other accounts.

As of September 30, 2007, in addition to 70 Funds of the Trust, Mr. Reitmann manages the 14 portfolios of Trust II with a total of approximately $13.2 billion in assets, no pooled investment vehicles and no other accounts.

As of September 30, 2007, in addition to 70 Funds of the Trust, Mr. Stoneberg manages the 14 portfolios of Trust II with a total of approximately $13.2 billion in assets, no pooled investment vehicles and no other accounts.

As of September 30, 2007, in addition to 70 Funds of the Trust, Mr. Trampe manages the 14 portfolios of Trust II with a total of approximately $13.2 billion in assets, no pooled investment vehicles and no other accounts.

Although the Funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of June 30, 2007, the dollar range of securities beneficially owned by Mr. Southard in the Trust was over $100,000. As of August 31, 2007, the dollar ranges of securities beneficially owned by Messrs. Hubbard, Reitmann, Stoneberg and Trampe were $0, $0, $1-$10,000 and $0, respectively. The portfolio holdings of Mr. Southard as of April 30, 2007 and the portfolio holdings of Mr. Stoneberg as of August 31, 2007 are shown below.

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic MagniQuant Portfolio					X
PowerShares Dynamic Market Portfolio						X
PowerShares Dynamic OTC Portfolio				X
PowerShares WilderHill Progressive Energy Portfolio				X
PowerShares Listed Private Equity Portfolio				X
PowerShares Dynamic Deep Value Portfolio				X
PowerShares Dynamic Health Care Sector Portfolio				X
PowerShares Golden Dragon Halter USX China Portfolio				X
PowerShares Dynamic Utilities Portfolio		X
PowerShares International Dividend AchieversTM Portfolio				X
PowerShares Zacks Micro Cap Portfolio				X
PowerShares Dynamic Semiconductors Portfolio			X
PowerShares Dynamic Food & Beverage Portfolio			X
PowerShares Dynamic Small Cap Value Portfolio				X
PowerShares Dynamic Small Cap Growth Portfolio			X

Jason Stoneberg

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Market Portfolio		X

Investment Advisory Agreement.  Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage expenses, distribution fees, litigation expenses and other extraordinary expenses.  For its services to the Funds, the Funds have agreed to pay an annual fee equal to a percentage of its average daily net assets set forth in the chart below (the “Advisory Fee”).

Fund	Fee
PowerShares NASDAQ-100 BuyWrite Portfolio	% of average daily net assets
PowerShares DJIA BuyWrite Portfolio	% of average daily net assets
PowerShares S&P 500 BuyWrite Portfolio	% of average daily net assets

The Adviser has overall responsibility for the general management and administration of the Trust.  The Adviser provides an investment program for the Funds and manages the investment of the Funds’ assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2009, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187. On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager.

Administrator.  The Bank of New York Mellon (“BONY” or the “Administrator”) serves as Administrator for the Funds.  Its principal address is 101 Barclay St., New York, NY 10286.

BONY serves as Administrator for the Trust pursuant to an administrative services agreement (the “Administrative Services Agreement”).  Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund.  BONY will generally assist in all aspects of the Trust’s and the Funds’ operations, including supply and maintain office facilities (which may be in BONY’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Custodian, Transfer Agent and Fund Accounting Agent.  BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the “Custodian Agreement”).  As custodian, BONY holds the Funds’ assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses.  BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement.  Further, BONY serves as Fund accounting agent pursuant to a fund accounting agreement (the “Fund Accounting Agreement”).  As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor.  AIM Distributors, Inc. (the “Distributor”) is the distributor of the Funds’ Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Units.”

Aggregations.  Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the the Financial Industry Regulation Agency (“FINRA”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares.  Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository” below).

Index Providers.  Set forth below is a list of each Fund and the Underlying Index upon which it is based.  The CBOE NASDAQ-100 BuyWrite Index™ CBOE S&P 500 BuyWrite  Index ™ and CBOE DJIA BuyWrite Index™ are compiled by the Chicago Board Options Exchange (“CBOE”).

Fund	Underlying Index
PowerShares NASDAQ-100 BuyWrite Portfolio	CBOE NASDAQ-100 BuyWrite Index™
PowerShares DJIA BuyWrite Portfolio	CBOE DJIA BuyWrite Index™
PowerShares S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index™

The CBOE is not affiliated with the Funds or with the Adviser.  Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with the CBOE.  The Funds reimburse the Adviser for the licensing fee payable to the CBOE.

“Dow Jones,” and “ Dow Jones CBOE BuyWrite Index ™,” are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by the Adviser.  The Adviser’s PowerShares DJIA BuyWrite Portfolio based on the Dow Jones CBOE BuyWrite Index™ is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in such product.

“CBOE®” is a registered trademark of Chicago Board Options Exchange, Incorporated (“CBOE”). Nasdaq®, Nasdaq-100®, and Nasdaq-100 Index®, are registered trademarks of The Nasdaq Stock Market, Inc. (“Nasdaq”). Nasdaq has granted PowerShares Capital Management, LLC (“Licensee”) a license to use the CBOE NASDAQ-100 BuyWrite Index for purposes of Licensee’s PowerShares NASDAQ-100 BuyWrite Portfolio.

“S&P,” “S&P 500” and “S&P 500™ Index” , are registered trademarks of Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P). S&P has granted PowerShares Capital Management, LLC (“Licensee”) a license to use the CBOE S&P 500 BuyWrite Index for purposes of Licensee’s PowerShares S&P 500 BuyWrite Portfolio.

The only relationships that the CBOE has with the Adviser or Distributor of the Funds in connection with the Funds are that the has licensed certain of their intellectual property, including the determination of the component securities of the Underlying Indices and the name of the Underlying Indices; and the        lists the Shares of the Funds pursuant to its Listing Agreement with the Trust.  The Underlying Indices are selected and calculated without regard to the Adviser, Distributor or owners of the Funds.  The CBOE has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. The CBOE is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The CBOE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE CBOE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES.  THE CBOE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  THE CBOE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CBOE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING INDICES, EVEN IF THE CBOE IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares DJIA BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by Dow Jones.  Dow Jones makes no representation or warranty, express or implied, to the owners of the PowerShares DJIA BuyWrite Portfolio or any member of the public regarding the advisability of trading in the Product.  Dow Jones’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the CBOE DJIA Buy-Write Index which is determined, composed and calculated by Dow Jones without regard to the Adviser or the PowerShares DJIA BuyWrite Portfolio, Dow Jones has no obligation to take the needs of the Adviser or the owners of the PowerShares DJIA BuyWrite Portfolio into consideration in determining, composing or calculating the CBOE DJIA Buy-Write Index.  Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the PowerShares DJIA BuyWrite Portfolio to be listed or in the determination or calculation of the equation by which the PowerShares DJIA BuyWrite Portfolio are to be converted into cash.  Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the PowerShares DJIA BuyWrite Portfolio.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE CBOE DJIA BUY-WRITE INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE POWERSHARES DJIA BUYWRITE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CBOE DJIA BUY-WRITE INDEX OR ANY DATA INCLUDED THEREIN.  DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CBOE DJIA BUY-WRITE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND THE ADVISER.

PowerShares NASDAQ-100 BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by Nasdaq, CBOE or their affiliates (Nasdaq and CBOE, collectively with their affiliates, are referred to as the “Corporations”).   The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product.  The Corporations make no representation or warranty, express or implied to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly, or the ability of the CBOE NASDAQ-100 BuyWrite Index to track general stock market performance.  The Corporations’ only relationship to Licensee is in the granting by Nasdaq of a license to use (a) the CBOE NASDAQ-100 BuyWrite Index as a benchmark or a component of a pricing or settlement mechanism for the Product and (b) certain other intellectual property, including trade names and trademarks or service marks of the Corporations, in connection therewith.  The CBOE NASDAQ-100 BuyWrite Index is determined and composed by CBOE without regard to Licensee or the Product.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product to be issued. The Corporations have no liability in connection with the administration, marketing or trading of the Product.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CBOE NASDAQ-100 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CBOE NASDAQ-100 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CBOE NASDAQ-100 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares S&P 500 BuyWrite Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the PowerShares S&P 500 BuyWrite Portfolio or any member of the public regarding the advisability of trading in the Product. S&P’s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the CBOE S&P 500 BuyWrite Index which is determined, composed and calculated by S&P without regard to the Adviser or the PowerShares S&P 500 BuyWrite Portfolio, S&P has no obligation to take the needs of the Adviser or the owners of the PowerShares S&P 500 BuyWrite Portfolio into consideration in determining, composing or calculating the CBOE S&P 500 BuyWrite Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the PowerShares S&P 500 BuyWrite Portfolio to be listed or in the determination or calculation of the equation by which the PowerShares S&P 500 BuyWrite Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the PowerShares S&P 500 BuyWrite Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE CBOE S&P 500 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE POWERSHARES S&P 500 BUYWRITE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CBOE S&P 500 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CBOE S&P 500 BUYWRITE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY  BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P AND THE ADVISER.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions.  The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser.  In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.  The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act.  The Trust was organized as a Massachusetts business trust on June 9, 2000.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.”  The Trust currently is comprised of seventy-three funds.  The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund.  Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable.  Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust’s Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration.  The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote.  The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust’s Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action.  Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees.  The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations.  The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

Control Persons.  No single person beneficially owns 25% or more of any Fund’s voting securities.

Book Entry Only System.  The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares.  Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), the AMEX and the NASD.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this Statement of Additional Information.  The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.  The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q.  The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarter. Form N-Q for the Funds will be available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q, when available, may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  The Funds’ Form N-Q and Form N-CSR will be available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy.  The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board of Trustees of the Trust must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the      via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.  The Trust, the Adviser and the      will not disseminate non-public information concerning the Trust.

Codes of Ethics.  Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business.  As of the date of this Statement of Additional Information, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash (the “Cash Component”) computed as described below.  Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.”  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount—” an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.  Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.

The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement.  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.  Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC.  Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.  The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor.  A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.  The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component.  The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.  (See “Creation Transaction Fee” section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee, as listed below, will be charged in all cases.  The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day.  An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities).  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for each Fund will be $       .  The Maximum Creation/Redemption Transaction Fee for each Fund will be $       .

Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  A Fund will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the       (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.  The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement.  Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if; (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined.  An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day.  The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC.  An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Orders Custodian.	No action.	Creation Unit Aggregations will be delivered.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Funds expect that the ownership of stocks and sale of call options will generally constitute “straddles” (offsetting positions with respect to personal property) under section 1092 of the Internal Revenue Code.  In general, the Funds do not anticipate that the call options will be structured to be treated as “qualified covered call options” under section 1092 of the Internal Revenue Code.  The straddle rules would usually terminate the Funds’ holding periods for the stocks that become part of a straddle before the long-term capital gains holding period has been reached, which may restrict the Fund’s ability to recognize long-term capital gains from a sale or disposition of the stocks.  The straddle rules may also defer recognition of realized losses and require the capitalization of certain interest expense and carrying charges.  In addition, dividends, if any, on stocks would not qualify for the reduced tax rates applicable to long-term capital gains.  In this regard, the Funds intend to make certain elections consistent with their investment policies that may minimize certain of these adverse consequences.  Although the Funds will be managed in an effort to minimize the extent to which the straddle rules apply, there can be no assurance that the Funds will be successful in this regard.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations, which may include certain REITs and REIT capital gain dividends) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a United States tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including, net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  Ordinarily, dividends from net investment income, if any, are declared and paid quarterly.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel.  Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm.                    , serves as the Funds’ independent registered public accounting firm.  They audit the Funds’ financial statements and perform other related audit services.

FINANCIAL STATEMENTS

You may request a copy of the Trust’s Annual Report at no charge by calling 800.983.0903 during normal business hours.

APPENDIX A

POWERSHARES CAPITAL MANAGEMENT LLC

PROXY AND CORPORATE ACTION VOTING

POLICIES AND PROCEDURES

I.              POLICY

PowerShares Capital Management LLC (the “Adviser”) may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”). The Adviser’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

II.            PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.           PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests. Although many proxy proposals can be voted in accordance with the Adviser’s established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.           PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

• Manages a pension plan of a company whose management is soliciting proxies;

• Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

• Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser’s other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser’s Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client’s consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.  CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2.  TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.  LIMITED VALUE: If the Adviser determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client’s proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client’s account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4.  SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client’s account, the Adviser may recall the security for purposes of voting.

5.  UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.            RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.           GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.  OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.  Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a.  Proposals to stagger board members’ terms;

b.  Proposals to limit the ability of shareholders to call special meetings;

c.  Proposals to require super majority votes;

d.  Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.  Proposals regarding “fair price” provisions;

f.  Proposals regarding “poison pill” provisions; and

g.  Permitting “green mail”.

2.  Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.  APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1.  Election of directors recommended by management, except if there is a proxy fight.

2.  Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.  Date and place of annual meeting.

4.  Limitation on charitable contributions or fees paid to lawyers.

5.  Ratification of directors’ actions on routine matters since previous annual meeting.

6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7.  Limiting directors’ liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8.  Eliminate preemptive rights.  Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.  Employee Stock Purchase Plan

10.  Establish 401(k) Plan

C.  CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.  Director compensation.

2.  Eliminate director mandatory retirement policy.

3.  Rotate annual meeting location/date.

4.  Option and stock grants to management and directors.

5.  Proposals to reincorporate into another state.

D.  Special Policy with Respect to the PowerShares Listed Private Equity Portfolio and PowerShares Financial Preferred Portfolio

With respect to the PowerShares Listed Private Equity Portfolio and PowerShares Financial Preferred Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Listed Private Equity Portfolio and PowerShares Financial Preferred Portfolio in the same proportion as the vote of all other holders of such security.

POWERSHARES EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)                                  Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, filed on April 16, 2003.

(b)                                 Amended and Restated By-laws of the Registrant, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 73, filed on June 6, 2006.

(c)                                  Not applicable.

(d)

(1)                                Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 85, filed on September 19, 2006.

(2)                                Excess Expense Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 85, filed on September 19, 2006.

(e)                                  Not applicable.

(f)                                    Not applicable.

(g)                                 Form of Custody Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (g)(1) of the Initial Registration Statement, filed on April 16, 2003.

(h)

a.                                       Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(1) of the Initial Registration Statement filed on April 16, 2003.

b.                                    Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(2) of the Initial Registration Statement, filed on April 16, 2003.

c.                                     Form of Participant Agreement between ALPS Distributors, Inc., The Bank of New York Company, Inc. and the Participant, is incorporated by reference to Exhibit (h)(3) of the Initial Registration Statement, filed on April 16, 2003.

d.                                      Form of Sublicensing Agreement between the Registrant and the Adviser, is incorporated by reference to Exhibit (h)(d) of Post-Effective Amendment No. 14, filed on November 24, 2004.

(i)

a.                                   Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.*

b.                                  Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.*

c.                                     Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Healthcare Services Portfolio), is incorporated herein by reference to Exhibit (i)(c) of Post-Effective Amendment No. 88, filed on October 10, 2006.

d.                                    Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Healthcare Services Portfolio), incorporated herein by reference to Exhibit (i)(d) of Post-Effective Amendment No. 88, filed on October 10, 2006.

e.                                   Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.*

f.                                     Opinion and Consent of Bingham McCutchen, LLP (with respect to the  PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.*

g.                                    Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(a) of Post-Effective Amendment No. 14, filed on November 24, 2004, Exhibit (i)(e) of Post-Effective Amendment No. 20, filed on February 25, 2005, Exhibit (i)(g) of Post-Effective Amendment No. 26, filed on May 13, 2005, Exhibit (i)(i) of Post-Effective Amendment No. 45, filed on September 12, 2005, Exhibit (i)(k) of Post-Effective Amendment No. 38, filed on August 17, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 55, filed on October 25, 2005, Exhibit (i)(k) of Post-Effective Amendment No. 61, filed on December 2, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 62, filed on December 2, 2005 and Exhibit (i)(o) of Post-Effective Amendment No. 68, filed on February 10, 2006.

h.                                    Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration

& Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(b) of Post-Effective Amendment No. 14, filed on November 24, 2004, Exhibit (i)(f) of Post-Effective Amendment No. 20, filed on February 25, 2005, Exhibit (i)(h) of Post-Effective Amendment No. 26, filed on May 13, 2005, Exhibit (i)(j) of Post-Effective Amendment No. 45, filed on September 12, 2005, Exhibit (i)(l) of Post-Effective Amendment No. 38, filed on August 17, 2005, Exhibit (i)(n) of Post-Effective Amendment No. 55, filed on October 25, 2005, Exhibit (i)(l) of Post-Effective Amendment No. 61, filed on December 2, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 62, filed on December 2, 2005, and Exhibit (i)(p) of Post-Effective Amendment No. 68, filed on February 10, 2006.

i.                                      Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(i) of Post-Effective Amendment No. 83, filed on August 29, 2006.

j.                                        Opinion and Consent of Clifford Chance US LLP (with respect to PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and

PowerShares FTSE RAFI Sector Financials Portfolio), is incorporated by reference to Exhibit (i)(j) of Post-Effective Amendment No. 85, filed on September 19, 2006.

k.                                     Opinion and Consent of Bingham McCutchen, LLP (with respect to PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Sector Financials Portfolio), is incorporated by reference to Exhibit (i)(k) of Post-Effective Amendment No. 85, filed on September 19, 2006.

l.                                      Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 99, filed on November 28, 2006.

m.                                Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio), is incorporated by reference to Exhibit (i)(m) of Post-Effective Amendment No. 99, filed on November 28, 2006.

n.                                  Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Cleantech™ Portfolio), is incorporated by reference to Exhibit (i)(n) of Post-Effective Amendment No. 93, filed on October 20, 2006.

o.                                  Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Cleantech™ Portfolio), is incorporated by reference to Exhibit (i)(o) of Post-Effective Amendment No. 93, filed on October 20, 2006.

p.                                  Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares NASDAQ(R) Dividend AchieversTM Portfolio and PowerShares India Tiger Portfolio), to be filed by amendment.

q.                                    Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares NASDAQ(R) Dividend AchieversTM Portfolio and PowerShares India Tiger Portfolio), to be filed by amendment.

r.                                       Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Buyback AchieversTM Portfolio), is incorporated by reference to Exhibit (i)(r) of Post-Effective Amendment No. 104, filed on December 18, 2006.

s.                                     Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Buyback AchieversTM Portfolio), is incorporated by reference to Exhibit (i)(s) of Post-Effective Amendment No. 104, filed on December 18, 2006.

t.                                       Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares DWA Technical LeadersTM Portfolio), is incorporated by reference to Exhibit (i)(t) of Post-Effective Amendment No. 114, filed on February 16, 2007.

u.                                    Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares DWA Technical LeadersTM Portfolio), is incorporated by reference to Exhibit (i)(u) of Post-Effective Amendment No. 114, filed on February 16, 2007.

v.                                    Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares NASDAQ-100 BuyWrite Portfolio, PowerShares S&P 500 BuyWrite Portfolio and PowerShares DJIA BuyWrite Portfolio), to be filed by amendement.

w.                                  Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares NASDAQ-100 BuyWrite Portfolio, PowerShares S&P 500 BuyWrite Portfolio and PowerShares DJIA BuyWrite Portfolio), to be filed by amendement.

(j)

a.                                     Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.

b.                                  Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Healthcare Services Portfolio), is incorporated by reference to Exhibit (j)(b) of Post-Effective Amendment No. 91, filed on October 11, 2006.

c.                                     Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.

d.                                  Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic

Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (j)(c) of Post-Effective Amendment No. 83, filed on August 29, 2006.

e.                                     Consent of PricewaterhouseCoopers LLP (with respect to PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Sector Financials Portfolio), is incorporated by reference to Exhibit (j)(d) of Post-Effective Amendment No. 85, filed on September 19, 2006.

f.                                       Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio), is incorporated by reference to Exhibit (j)(f) of Post-Effective Amendment No. 99, filed on November 28, 2006.

g.                                    Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Cleantech™ Portfolio), is incorporated by reference to Exhibit (j)(g) of Post-Effective Amendment No. 93, filed on October 20, 2006.

h.                                    Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares NASDAQ(R) Dividend AchieversTM Portfolio and PowerShares India Tiger Portfolio), to be filed by amendment.

i.                                        Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Buyback Achievers™ Portfolio), is incorporated by reference to Exhibit (j)(i) of Post-Effective Amendment No. 104, filed on December 18, 2006.

j.                                      Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares DWA Technical LeadersTM Portfolio), is incorporated by reference to Exhibit (j)(j) of Post-Effective Amendment No. 114, filed on February 16, 2007.

k.                                     Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares NASDAQ-100 BuyWrite Portfolio, PowerShares S&P 500 BuyWrite Portfolio and PowerShares DJIA BuyWrite Portfolio), to be filed by amendement.

(k)                                  Not applicable.

(l)                                   Not applicable.

(m)                               Distribution and Service Plan, is incorporated by reference to Exhibit (e) of the Initial Registration Statement, filed on April 16, 2003.

(n)                               Not applicable.

(o)                                 Not applicable.

(p)

a.                                     Code of Ethics of the Registrant and PowerShares Capital Management LLC is incorporated by reference to Exhibit (p)(a) of Post-Effective Amendment No. 26, filed on May 13, 2005.

b.                                    Code of Ethics of AIM Distributors, Inc., is incorporated by reference to Exhibit (p)(b) of Post-Effective Amendment No. 85, filed on September 19, 2006.

Other.

(c)                                  (1)                                  Powers of Attorney are incorporated by reference to Exhibit (q) of the Initial Registration Statement, filed on April 16, 2003.

(2)                                  Powers of Attorney of Marc M. Kole and Donald S. Wilson, are incorporated by reference to Exhibit (c)(2) of Post-Effective Amendment No.114, filed on February 16, 2006.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 25.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant’s Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.                                        For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.                                     With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.                                  In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.                                        Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.                                     A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.                                        A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.                                     “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 26.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 27. Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF

THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is AIM Distributors, Inc. which acts as distributor for the Registrant and the following other funds:

AIM CORE ALLOCATION PORTFOLIO SERIES

Series C

Series M

AIM COUNSELOR SERIES TRUST

AIM Advantage Health Sciences Fund
AIM Floating Rate Fund
AIM Multi-Sector Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund

AIM EQUITY FUNDS

AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Diversified Dividend Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Select Basic Value Fund

AIM FUNDS GROUP

AIM Basic Balanced Fund
AIM European Small Company Fund
AIM Global Value Fund
AIM International Small Company Fund
AIM Mid Cap Basic Value Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund

AIM GROWTH SERIES

AIM Basic Value Fund
AIM Conservative Allocation Fund
AIM Global Equity Fund
AIM Growth Allocation Fund
AIM Income Allocation Fund
AIM International Allocation Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Small Cap Growth Fund

AIM INTERNATIONAL MUTUAL FUNDS

AIM Asia Pacific Growth Fund
AIM European Growth Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM International Core Equity Fund
AIM International Growth Fund

AIM INVESTMENT FUNDS

AIM China Fund
AIM Developing Markets Fund
AIM Enhanced Short Bond Fund
AIM Global Health Care Fund
AIM International Bond Fund
AIM Japan Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund

AIM INVESTMENT SECURITIES FUNDS

AIM Global Real Estate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund

AIM SECTOR FUNDS

AIM Energy Fund
AIM Financial Services Fund
AIM Gold & Precious Metals Fund
AIM Leisure Fund
AIM Technology Fund
AIM Utilities Fund

AIM SPECIAL OPPORTUNITIES FUNDS

AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund

AIM STOCK FUNDS

AIM Dynamics Fund
AIM S&P 500 Index Fund

AIM SUMMIT FUND

AIM TAX-EXEMPT FUNDS

AIM High Income Municipal Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

AIM TREASURER’S SERIES TRUST

Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Basic Balanced Fund
AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund
AIM V.I. Demographic Trends Fund
AIM V.I. Diversified Dividend Fund
AIM V.I. Diversified Income Fund
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Global Equity Fund
AIM V.I. Global Health Care Fund
AIM V.I. Global Real Estate Fund
AIM V.I. Government Securities Fund
AIM V.I. High Yield Fund
AIM V.I. International Core Equity Fund
AIM V.I. International Growth Fund
AIM V.I. Large Cap Growth Fund
AIM V.I. Leisure Fund
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Money Market Fund
AIM V.I. Small Cap Equity Fund
AIM V.I. Small Cap Growth Fund
AIM V.I. Technology Fund
AIM V.I. Utilities Fund

NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*	REGISTRANT	UNDERWRITER
Gary K. Wendler	None	Director
John M. Zerr	Senior Vice President, Secretary and Chief Legal Officer	Director
John Cooper	None	Executive Vice President
Brian Lee	None	Executive Vice President
Philip A. Taylor

Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer’s Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); and Trustee and Executive Vice President, AIM Treasurer's Series Trust, Short- and Tax-Free Investments Trust only

Director

*     The principal business address for all directors and executive officers is AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

Item 28. Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286.

Item 29. Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 9th day of October, 2007.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman
October 9, 2007
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer and Treasurer	October 9, 2007
Bruce T. Duncan

*/s/ Ronn R. Bagge	Trustee	October 9, 2007
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	October 9, 2007
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	October 9, 2007
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	October 9, 2007
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	October 9, 2007
Donald H. Wilson

*By: /s/ Stuart M. Strauss		October 9, 2007
Stuart M. Strauss
Attorney-In-Fact

EXHIBIT INDEX